EQUITY - Schedule of Changes In Equity (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General partner
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	139	139	139
Issued on August 28, 2018 for the acquisition of GPP Inc. (shares)	0	0	0
Exchange LP Units exchanged (in shares)	0	0	0
Distribution reinvestment program (in shares)	0	0	0
Increase (Decrease) In Number Of Shares Outstanding, Issued Under Unit-based Compensation Plan	0	0	0
Issued under unit-based compensation plan (in shares)	0	0	0
Repurchases of LP Units (in shares)	0	0	0
End of year (in shares)	139	139	139
Limited partners
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	439,802	424,198	254,989
Issued on August 28, 2018 for the acquisition of GPP Inc. (shares)	0	0	109,702
Exchange LP Units exchanged (in shares)	169	425	7,770
Distribution reinvestment program (in shares)	998	257	175
Increase (Decrease) In Number Of Shares Outstanding, Issued Under Unit-based Compensation Plan	0	858	57
Issued under unit-based compensation plan (in shares)	59,497	0	0
Repurchases of LP Units (in shares)	(76,066)	(22,252)	(4,661)
End of year (in shares)	435,980	439,802	424,198
Limited partners | BPR
Reconciliation of number of shares outstanding [abstract]
Exchange LP Units exchanged (in shares)	11,580	36,316	56,166